Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2019
Accounts receivable
Schedule of accounts receivable

	December 31, 2019	December 31, 2018
Accounts receivable	2,592	2,710
Expected credit loss	(63)	(62)
	2,529	2,648
Revenue related to the steel sector - %	87.33%	85.50%

Schedule of impairment of accounts receivables recorded in income statement

	Year ended December 31
	2019	2018	2017
Impairment of accounts receivable recorded in the income statement	(1)	(7)	(4)